Pensions and Other Post-employment Benefits - Additional Information (Detail) - GBP (£)		12 Months Ended
	Dec. 17, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2021	Sep. 09, 2020
Disclosure of Pensions and Other Post-employment Benefits [line items]
Long term rate of improvement per year		1.25%
GMP costs included in past service costs				£ 40,000,000
Augmentation costs included in past service costs		£ 24,000,000	£ 58,000,000	43,000,000
Augmentation costs arising from major restructuring programmes		74,000,000
Total value of the insurance contract		620,000,000	607,000,000
Past service cost/(credit)		(43,000,000)	(31,000,000)	(94,000,000)
Special contributions		313,000,000	343,000,000	386,000,000
Fair value of investments in fund assets		847,000,000	£ 861,000,000
Pension schemes [member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
Employer contributions		320,000,000
Post-retirement benefits [member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
Employer contributions		100,000,000
UK defined benefit plans [member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
Contributions to plan, net defined benefit liability (asset)	£ 10,000
Defined benefit obligation, at past service cost		74,000,000
Defined benefit plan,Maturity date	0 years
US cash balance pension plan [Member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
Past service cost/(credit)		(56,000,000)
Accrual of Future pension plan					£ 56,000,000
Retiree healthcare plans [Member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
Past service cost/(credit)		£ 55,000,000
Accrual of Future pension plan						£ 55,000,000
UK [member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
Percentage allocated to return seeking assets		42.50%	45.00%
Percentage allocated to liability matching assets		57.50%	55.00%
Special contributions		£ 76,000,000	£ 78,000,000	0
Accrual of Future pension plan		(276,000,000)	(312,000,000)	494,000,000
UK [member] | Pension schemes [member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
Additional contributions to eliminate the pension deficit		44,000,000
UK [member] | Other assets [member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
Loans on structured debt amount contributed to fair value of plan assets		£ 650,000,000	243,000,000
US [member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
Percentage allocated to return seeking assets		25.00%
Percentage allocated to liability matching assets		75.00%
Special contributions		£ 0	£ 0	125,000,000
Assumption for future medical inflation		6.00%	6.25%
Accrual of Future pension plan		£ (810,000,000)	£ (717,000,000)	(666,000,000)
US [member] | 2025 and thereafter [member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
Assumption for future medical inflation		4.75%
US [member] | Unfunded [member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
US post retirement healthcare scheme obligation		£ 1,124,000,000	£ 1,198,000,000	£ 1,179,000,000